Related party transactions - Summary of executive director remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salary	£ 2,190	£ 2,137	£ 2,085
Benefits	97	97	97
Annual incentive	3,808	3,251	3,604
Share based remuneration	14,354	6,857	7,953
Pension	241	268	774
Total Executive Directors	£ 20,690	£ 12,610	£ 14,513